Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The
Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with stockholder interests and links pay to performance through a blend of short-term and long-term performance measures. In 2022, incentive pay made up 48% of our Chief Executive Officer’s target total direct compensation and 37% of our other Named Executive Officer’s target total direct compensation. This high utilization of incentive compensation results in higher total realized pay when our executive officers exceed the Compensation Committee-approved performance targets. Conversely, failure to achieve the approved targets results in lower realized pay, including the possibility that some awards pay zero at the end of their performance period.
As required by Item 402(v) of Regulation
S-K,
we
are providing the following information about the relationship between the compensation actually paid (as calculated under applicable SEC rules) to our CEO and other Named Executive Officer and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how the Company aligns executive compensation with performance, please refer to “
Compensation Discussion and Analysis
.”
Pay-Versus-Performance
Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2) (e)	Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (4) (g)	Net Income (5) (h)	Adjusted EBITDA (6) (i)
2022	$3,868,401	($ 117,675)	$1,492,460	$ 65,621	$ 76	$ 99	($59,546,000)	($ 18,747,000 )
2021	$3,913,187	$ 2,072,416	$ 1,598,450	$ 935,755	$ 236	$ 143	$ 17,721,000	$ 36,585,000
2020	$2,275,770	$ 5,114,078	$ 1,113,160	$ 2,197,546	$ 228	$ 118	$ 38,746,000	$ 61,448,000

(1)
The dollar amounts reported in column (b) and column (d) represent the amount of total compensation reported for the following Named Executive Officers for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “
Executive Compensation—2022 Summary Compensation Table
.”

•	In column (b), PEO: Juergen Stark, our CEO since September 2012

•	In column (d), Other Non-PEO Named Executive Officer (“ Other NEO ”) for fiscal 2020, 2021 and 2022: John Hanson, our CFO since September 2013

(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO (Mr. Stark) and our Other NEO (Mr. Hanson) as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Stark or Hanson during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2022	PEO Other NEO	$ 3,868,401 $ 1,492,460	$ 2,976,312 $ 972,884	($1,009,764) ($ 453,955)	($ 117,675 ) $ 65,621

2021	PEO Other NEO	$ 3,913,187 $ 1,598,450	$2,743,000 $ 987,480	$ 902,229 $ 324,785	$ 2,072,416 $ 935,755

2020	PEO Other NEO	$ 2,275,770 $ 1,113,160	$ 696,325 $ 333,025	$ 3,534,633 $ 1,417,411	$ 5,114,078 $ 2,197,546

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2022	PEO Other NEO	$ 0 $ 0	($ 634,784) ($ 293,282)	$0 $0	($374,980) ($160,673)	$0 $0	($1,009,764) ($ 453,955)

2021	PEO Other NEO	$ 0 $ 0	$ 50,044 $ 21,939	$0 $0	$ 852,185 $ 302,846	$0 $0	$ 902,229 $ 324,785

2020	PEO Other NEO	$1,961,668 $ 938,189	$ 1,345,958 $ 415,948	$0 $0	$ 227,008 $ 63,274	$0 $0	$ 3,534,633 $ 1,417,411
Equity Award Valuations:
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO and Other NEO that vested during or were outstanding and unvested as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3.59 years to 4.81 years, risk-free interest rate assumptions varied from 0.35% to 4.09% and the stock price volatility assumptions varied from 61.13% to 64.63%, depending on the specific stock option the fair value which was being recalculated. Time-based restricted stock unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by the PEO and Other NEO that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end
and as of each vesting date. PSU award grant date fair values are calculated using the stock price as of date of grant assuming target performance. The valuation assumptions used to calculate the fair values of the PSU awards held by the PEO and Other NEO that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price.

(3)
Cumulative total shareholder return (“
TSR
”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Durables and Apparel Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

(6)
Refers to adjusted EBITDA, a non-GAAP financial measure, which is defined in our Annual Report on Form
10-K
as net income (loss) before interest, taxes, depreciation and amortization, stock-based compensation
(non-cash)
and certain
non-recurring
special items that we believe are not representative of core operations.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Other Non-PEO Named Executive Officer (“ Other NEO ”) for fiscal 2020, 2021 and 2022: John Hanson, our CFO since September 2013
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Durables and Apparel Index, a published industry index.
PEO Total Compensation Amount	$ 3,868,401	$ 3,913,187	$ 2,275,770
PEO Actually Paid Compensation Amount	$ (117,675)	2,072,416	5,114,078
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO (Mr. Stark) and our Other NEO (Mr. Hanson) as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Stark or Hanson during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2022	PEO Other NEO	$ 3,868,401 $ 1,492,460	$ 2,976,312 $ 972,884	($1,009,764) ($ 453,955)	($ 117,675 ) $ 65,621

2021	PEO Other NEO	$ 3,913,187 $ 1,598,450	$2,743,000 $ 987,480	$ 902,229 $ 324,785	$ 2,072,416 $ 935,755

2020	PEO Other NEO	$ 2,275,770 $ 1,113,160	$ 696,325 $ 333,025	$ 3,534,633 $ 1,417,411	$ 5,114,078 $ 2,197,546

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2022	PEO Other NEO	$ 0 $ 0	($ 634,784) ($ 293,282)	$0 $0	($374,980) ($160,673)	$0 $0	($1,009,764) ($ 453,955)

2021	PEO Other NEO	$ 0 $ 0	$ 50,044 $ 21,939	$0 $0	$ 852,185 $ 302,846	$0 $0	$ 902,229 $ 324,785

2020	PEO Other NEO	$1,961,668 $ 938,189	$ 1,345,958 $ 415,948	$0 $0	$ 227,008 $ 63,274	$0 $0	$ 3,534,633 $ 1,417,411

Non-PEO NEO Average Total Compensation Amount	$ 1,492,460	1,598,450	1,113,160
Non-PEO NEO Average Compensation Actually Paid Amount	$ 65,621	935,755	2,197,546
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO (Mr. Stark) and our Other NEO (Mr. Hanson) as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Stark or Hanson during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2022	PEO Other NEO	$ 3,868,401 $ 1,492,460	$ 2,976,312 $ 972,884	($1,009,764) ($ 453,955)	($ 117,675 ) $ 65,621

2021	PEO Other NEO	$ 3,913,187 $ 1,598,450	$2,743,000 $ 987,480	$ 902,229 $ 324,785	$ 2,072,416 $ 935,755

2020	PEO Other NEO	$ 2,275,770 $ 1,113,160	$ 696,325 $ 333,025	$ 3,534,633 $ 1,417,411	$ 5,114,078 $ 2,197,546

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2022	PEO Other NEO	$ 0 $ 0	($ 634,784) ($ 293,282)	$0 $0	($374,980) ($160,673)	$0 $0	($1,009,764) ($ 453,955)

2021	PEO Other NEO	$ 0 $ 0	$ 50,044 $ 21,939	$0 $0	$ 852,185 $ 302,846	$0 $0	$ 902,229 $ 324,785

2020	PEO Other NEO	$1,961,668 $ 938,189	$ 1,345,958 $ 415,948	$0 $0	$ 227,008 $ 63,274	$0 $0	$ 3,534,633 $ 1,417,411

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
As demonstrated in the chart below, the amount of compensation actually paid to our PEO and NEO is generally aligned with our TSR. Given the weighting of equity-based compensation in our overall pay mix for the three covered fiscal years (an average of 60% of our PEO’s and 53% of our NEO’s 2020 – 2022 target total compensation), our TSR performance materially impacted the compensation actually paid in 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The chart below illustrates the correlation between compensation actually paid to our PEO and Other NEO against the Company’s GAAP net income. Our 2022 net income was significantly impacted by decreased revenue as a result of macroeconomic conditions, as well as increased freight costs and volume-driven fixed cost deleveraging, partially offset by lower operating expenses.
We do not use GAAP or
non-GAAP
net income as a financial performance measure in our executive compensation program, but there is an indirect correlation between our profitability and compensation actually paid through the impact of adjusted EBITDA performance on pay outcomes as a measure in both our annual incentive plan and performance stock unit plan (expressed as a percentage of revenue).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
The chart below compares the compensation actually paid to our PEO and NEO with our adjusted EBITDA performance, the financial performance measure that, in our assessment, represents the most important financial performance measure used by us to link compensation actually paid to our PEO and NEO for the most recently completed fiscal year, to our performance. Our compensation actually paid correlated with our adjusted EBITDA, which declined for 2022 due to similar factors as noted above impacting net income.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Company TSR
As demonstrated in the chart below, the amount of compensation actually paid to our PEO and NEO is generally aligned with our TSR. Given the weighting of equity-based compensation in our overall pay mix for the three covered fiscal years (an average of 60% of our PEO’s and 53% of our NEO’s 2020 – 2022 target total compensation), our TSR performance materially impacted the compensation actually paid in 2022.

Tabular List [Table Text Block]

Financial Performance Measures
Our compensation program is designed to motivate our Named Executive Officers to achieve short-term and long-term results that are in the best interests of our stockholders and a long-term commitment to the Company. A significant portion of our compensation is in the form of incentive compensation, including equity-based awards, tied to rigorous financial and strategic goals. For the most recently completed fiscal year, our most important performance measures, in no particular order, were:

•	Adjusted EBITDA

•	Net Revenues

•	Console Headset Market Share

•	Next Fiscal Year Revenue Growth

•	Employee Satisfaction and Retention

Total Shareholder Return Amount	$ 76	236	228
Peer Group Total Shareholder Return Amount	99	143	118
Net Income (Loss)	$ (59,546,000)	$ 17,721,000	$ 38,746,000
Company Selected Measure Amount	(18,747,000)	36,585,000	61,448,000
PEO Name	Juergen Stark
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Refers to adjusted EBITDA, a non-GAAP financial measure, which is defined in our Annual Report on Form
10-K
as net income (loss) before interest, taxes, depreciation and amortization, stock-based compensation
(non-cash)
and certain
non-recurring
	special items that we believe are not representative of core operations.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Console Headset Market Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Next Fiscal Year Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Employee Satisfaction and Retention
PEO [Member] | Reported Grant Date Fair Value of Equity Awards in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,976,312	$ 2,743,000	$ 696,325
PEO [Member] | Equity Award Adjustments( [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,009,764)	902,229	3,534,633
PEO [Member] | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,961,668
PEO [Member] | Year over Year Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(634,784)	50,044	1,345,958
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(374,980)	852,185	227,008
PEO [Member] | Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Grant Date Fair Value of Equity Awards in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	972,884	987,480	333,025
Non-PEO NEO [Member] | Equity Award Adjustments( [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(453,955)	324,785	1,417,411
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	938,189
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(293,282)	21,939	415,948
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(160,673)	302,846	63,274
Non-PEO NEO [Member] | Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0